COMMITMENTS AND CONTINGENCIES (Details Textual)	12 Months Ended
Dec. 31, 2016
COMMITMENTS AND CONTINGENCIES [Line Items]
Projected Revenue Description	Company's investments in real estate are concentrated in two investment types with over 64% of projected revenues procuring from two office properties